(LOSSES)/EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS/(LOSS) PER SHARE
Schedule of basic (losses)/earnings per share and diluted (losses)/earnings per share
Basic (losses)/earnings per share and diluted (losses)/earnings per share were calculated as follows (RMB in millions, except for share and per share data):

	2021	2022	2023
Numerator:
Net (loss)/income attributable to Trip.com Group Limited	(550)	1,403	9,918
Eliminate the dilutive effect of interest expense of convertible notes	—	—	1

Numerator for diluted earnings per share	(550)	1,403	9,919

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	634,109,233	648,380,590	652,859,211
Dilutive effect of convertible notes	—	—	89,065
Dilutive effect of share options and RSUs	—	8,712,236	18,113,964

Denominator for diluted earnings per ordinary share	634,109,233	657,092,826	671,062,240

Basic (losses)/earnings per ordinary share	(0.87)	2.17	15.19

Diluted (losses)/earnings per ordinary share	(0.87)	2.14	14.78

Basic (losses)/earnings per ADS	(0.87)	2.17	15.19

Diluted (losses)/earnings per ADS	(0.87)	2.14	14.78

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings /(loss) per share	Such weighted average numbers of ordinary shares outstanding are as following:

	2021	2022	2023
Convertible Notes	1,245,966	906,820	—
Outstanding weighted average stock options and RSUs	6,756,940	18,155,730	4,583,793

	8,002,906	19,062,550	4,583,793